Concentrations of credit risk	12 Months Ended
Mar. 31, 2016
Concentrations of credit risk

12. Concentrations of credit risk

Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to the Bank’s total credit exposure. The Bank manages its credit risk collectively for its loan portfolio and credit substitute securities as these instruments are invested in as part of an overall lending program for corporate customers; accordingly, information on concentrations of credit risk has been provided for these exposures together.

In the case of wholesale loans while the Bank generally lend on a cash-flow basis, it also require collateral which consists of liens on inventory, receivables and other current assets, and in some cases, charges on fixed assets, such as property, movable assets (such as vehicles) and financial assets (such as marketable securities) from a large number of the Bank’s borrowers. The Bank’s retail loans are generally secured by a charge on the asset financed (vehicle loans, property loans and loans against gold and securities). Retail business banking loans are secured with current assets as well as immovable property and fixed assets in some cases. However, collateral securing each individual loan may not be adequate in relation to the value of the loan. If the customer fails to pay, the Bank would, as applicable, liquidate collateral and/or set off accounts. The maximum estimated loss that would be incurred under severe, hypothetical circumstances, for which the Bank believes the possibility is extremely remote, such as where the value of the Bank’s interests and any associated collateral declines to zero, without any consideration of recovery or offset is determined as the carrying values of the instruments as given in the below table.

The Bank’s portfolio of loans, credit substitute securities and non-funded exposure is broadly diversified along industry and product lines, and as of March 31, 2015 and March 31, 2016 the exposures are as set forth below. The Bank does not consider retail loans a specific industry for this purpose. However, retail business banking loans are classified in the appropriate categories below and loans to commercial vehicle operators are included in land transport below. For the purposes of industry-wise classification of retail loans, from fiscal 2015, the end use (i.e. business purpose or personal use) is taken into consideration. Accordingly, exposures to individual and non-individual borrowers, where the credit facilities are for business purpose, are being reported under the industry relating to the activity of the borrower. Where the credit facilities are for personal use, the exposure to the individual borrower is classified under Consumer Loans.

	As of March 31, 2015
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	479,467.5	Rs.	—	Rs.	17.6	Rs.	479,485.1	10.1%
Activities allied to agriculture		422,894.4		—		1,697.6		424,592.0	8.9
Wholesale Trade		308,806.4		5,259.8		31,745.5		345,811.7	7.3
Services		230,040.6		445.9		15,511.7		245,998.2	5.2
Automobile & Auto Ancillary		192,017.4		23,046.5		16,357.7		231,421.6	4.9
Retail trade		189,593.5		841.2		4,761.4		195,196.1	4.1
Coal & Petroleum Products		40,153.4		5,984.5		111,908.1		158,046.0	3.3
NBFC/Financial Intermediaries		94,744.7		59,985.8		1,876.5		156,607.0	3.3
Food & Beverage		121,172.2		7,040.2		6,734.9		134,947.3	2.8
Land Transport		131,240.2		522.1		2,668.8		134,431.1	2.8
Power		96,169.7		15,846.8		18,570.3		130,586.8	2.7
Engineering		79,747.2		1,077.1		48,819.8		129,644.1	2.7
Real Estate & Property Services		88,264.9		3,607.0		11,179.6		103,051.5	2.2
Iron & Steel		84,913.9		1,475.8		15,927.1		102,316.8	2.1
Others (none greater than 2%)		1,384,223.1		69,926.2		340,225.7		1,794,375.0	37.6

Total	Rs.	3,943,449.1	Rs.	195,058.9	Rs.	628,002.3	Rs.	4,766,510.3	100.0%

	As of March 31, 2016
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	670,622.8	Rs.	—	Rs.	21.6	Rs.	670,644.4	US$	10,122.9	11.1%
Activities allied to agriculture		550,848.4		—		1,616.2		552,464.6		8,339.1	9.3
Wholesale Trade		349,927.1		12,389.4		36,108.5		398,425.0		6,014.0	6.6
Services		306,593.9		3,425.4		22,997.3		333,016.6		5,026.7	5.5
Retail trade		253,373.6		4,721.8		8,747.7		266,843.1		4,027.8	4.4
Automobile & Auto Ancillary		199,606.7		11,092.6		16,579.9		227,279.2		3,430.6	3.8
NBFC/Financial Intermediaries		130,684.6		89,328.1		2,174.3		222,187.0		3,353.8	3.7
Land Transport		183,707.5		690.7		3,342.8		187,741.0		2,833.8	3.1
Engineering		95,022.6		9,122.4		67,166.1		171,311.1		2,585.8	2.8
Food & Beverage		152,253.7		3,235.9		7,814.2		163,303.8		2,465.0	2.7
Coal & Petroleum Products		46,279.5		5,173.9		108,033.7		159,487.1		2,407.4	2.6
Real Estate & Property Services		121,992.9		3,200.9		16,380.3		141,574.1		2,137.0	2.3
Iron & Steel		97,934.7		19,910.6		17,559.2		135,404.5		2,043.8	2.2
Power		103,437.7		15,770.2		23,495.7		142,703.6		2,154.0	2.4
Others (none greater than 2%)		1,730,548.7		119,179.1		405,326.1		2,255,053.9		34,038.5	37.5

Total	Rs.	4,992,834.4	Rs.	297,241.0	Rs.	737,363.6	Rs.	6,027,439.0	US$	90,980.2	100.0%

The Bank’s ten largest exposures as of March 31, 2015 and March 31, 2016, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures (including derivatives), are as follows:

	As of March 31, 2015
	Funded Exposure		Non-Funded Exposure		Total Exposure
	(In millions)
Borrower 1	Rs.	122,505.0	Rs.	290.5	Rs.	122,795.5
Borrower 2		25,516.9		55,571.8		81,088.7
Borrower 3		22,117.2		50,000.0		72,117.2
Borrower 4		65,000.0		16.3		65,016.3
Borrower 5		23,919.4		21,789.0		45,708.4
Borrower 6		38,545.2		2,068.5		40,613.7
Borrower 7		496.1		34,598.7		35,094.8
Borrower 8		35,000.0		—		35,000.0
Borrower 9		15,512.9		15,134.6		30,647.5
Borrower 10		15,338.0		15,127.9		30,465.9

	As of March 31, 2016
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	108,184.1	Rs.	180.1	Rs.	108,364.2	US$	1,635.7
Borrower 2		30,964.7		66,380.0		97,344.7		1,469.4
Borrower 3		43,112.6		32,000.0		75,112.6		1,133.8
Borrower 4		51,398.8		14,208.0		65,606.8		990.3
Borrower 5		65,000.0		17.1		65,017.1		981.4
Borrower 6		31,714.8		18,588.4		50,303.2		759.3
Borrower 7		7,098.0		34,471.8		41,569.8		627.5
Borrower 8		5,030.7		30,177.6		35,208.3		531.4
Borrower 9		35,000.0		—		35,000.0		528.3
Borrower 10		33,549.0		664.9		34,213.9		516.4